ACQUISITIONS AND DISPOSITIONS	12 Months Ended
Dec. 31, 2015
ACQUISITIONS AND DISPOSITIONS
ACQUISITIONS AND DISPOSITIONS

6.ACQUISITIONS AND DISPOSITIONS

ACQUISITIONS

Midstream Business

On February 27, 2015, EEP acquired the midstream business of New Gulf Resources, LLC (NGR) in Leon, Madison and Grimes Counties, Texas for $106 million (US$85 million) in cash and a contingent future payment of up to $21 million (US$17 million), through its partially-owned subsidiary, Midcoast Energy Partners, L.P. (MEP). The acquisition consisted of a natural gas gathering system that is in operation and is presented within the Sponsored Investments segment. Revenues and earnings of $2 million and nil, respectively, since the date of acquisition were recognized for the year ended December 31, 2015.

If the acquisition had occurred on January 1, 2014, changes to revenues and earnings for the years ended December 31, 2015 and 2014 would have been nominal.

The following purchase price allocation was completed by the Company:

February 27,	2015
(millions of Canadian dollars)
Fair value of net assets acquired:
Property, plant and equipment	69
Intangible assets	40
109
Purchase price:
Cash	106
Contingent consideration1	3
1

The contingent future payment of up to US$17 million is dependent upon NGR’s ability to deliver specified volumes into MEP’s system over a five-year period. The fair value of the contingent future consideration at the acquisition date and as at December 31, 2015 was $3 million (US$2 million) and $3 million (US$2 million), respectively.

Magic Valley and Wildcat Wind Farms (Note 10)

On December 31, 2014, Enbridge acquired an 80% controlling interest in Magic Valley, a wind farm located in Texas, and Wildcat, a wind farm located in Indiana, for cash consideration of $394 million (US$340 million). No revenue or earnings were recognized in the year ended December 31, 2014 as the wind farms were acquired on December 31, 2014. The wind farms are included within the Gas Pipelines, Processing and Energy Services segment.

If the acquisition had occurred on January 1, 2013, proforma consolidated revenues and earnings for the year ended December 31, 2014 would have increased by $64 million (US$58 million) and $8 million (US$7 million), respectively, and proforma consolidated revenues and earnings for the year ended December 31, 2013 would have increased by $44 million (US$43 million) and decreased by $2 million (US$2 million), respectively.

The Company has completed its valuation of the acquired assets resulting in the following purchase price allocation.

December 31,	2014
(millions of Canadian dollars)
Fair value of net assets acquired:
Property, plant and equipment	747
Intangible assets	12
Other long-term liabilities	(14)
Noncontrolling interests1 (Note 20)	(351)
394
Purchase price:
Cash	394
1	The fair value of the noncontrolling interests was determined using a combination of the implied purchase price for the remaining 20% interest and discounted cash flow models.

OTHER ACQUISITIONS

In November 2015, the Company acquired a 100% interest in the 103-megawatt (MW) New Creek Wind Project (New Creek) for cash consideration of $48 million (US$36 million), with $35 million (US$26 million) of the purchase price allocated to Property, plant and equipment and the remainder allocated to Intangible assets.  New Creek is targeted to be in service in December 2016.

In December 2014, the Company acquired an incremental 30% interest in the Massif du Sud Wind Project (Massif du Sud) for cash consideration of $102 million, bringing its total interest in the wind project to 80%. The Company acquired its original 50% interest in Massif du Sud in December 2012. The Company’s interest in Massif du Sud represents an undivided interest, with $97 million of the incremental purchase allocated to Property, plant and equipment and the remainder allocated to Intangible assets. Massif du Sud is operational.

In October 2014, the Company acquired an incremental 17.5% interest in the Lac Alfred Wind Project (Lac Alfred) for cash consideration of $121 million, bringing its total interest in the wind project to 67.5%. The Company acquired its original 50% interest in Lac Alfred in December 2011. The Company’s interest in Lac Alfred represents an undivided interest, with $115 million of the incremental purchase allocated to Property, plant and equipment and the remainder allocated to Intangible assets. Lac Alfred is operational.

In July 2013, the Company acquired a 50% undivided interest in the Saint Robert Bellarmin Wind Project (Saint Robert) for a purchase price of $106 million, of which $100 million was allocated to Property, plant and equipment, with the remainder allocated to Intangible assets. Saint Robert is operational.

The Massif du Sud, Lac Alfred and Saint Robert wind projects were presented within the Gas Pipelines, Processing and Energy Services segment until August 31, 2015. Effective September 1, 2015, under the Canadian Restructuring Plan (Note1), Enbridge transferred these wind projects to the Fund Group. These wind assets are reported within the Sponsored Investments segment from the date of the transfer.

OTHER DISPOSITIONS

In August 2015, the Company sold its 77.8% controlling interest in the Frontier Pipeline Company, which holds pipeline assets located in the midwest United States, to unrelated parties for gross proceeds of $112 million (US$85 million). A gain of $70 million (US$53 million) was presented within Other expense on the Consolidated Statements of Earnings. These amounts are included within the Liquids Pipelines segment.

In May 2015, the Fund sold certain of its crude oil pipeline system assets to an unrelated party for gross proceeds of $26 million. A gain of $22 million was presented within Other expense on the Consolidated Statements of Earnings.

In November 2014, the Company sold one of its non-core assets within Enbridge Offshore Pipelines (Offshore), which include pipeline facilities located in Louisiana, to an unrelated party for $7 million (US$7 million). A gain of $22 million (US$19 million) was presented within Other expense on the Consolidated Statements of Earnings.

In July 2014, the Company sold a 35% equity interest in the Southern Access Extension Project, a pipeline project then under construction, to an unrelated party for gross proceeds of $73 million (US$68 million). As the fair value of the consideration received equalled the carrying value of the asset sold, no gain or loss was recognized on the sale (Note 11).

In March 2014, the Company sold an Alternative and Emerging Technologies investment within the Corporate segment to an unrelated party for $19 million. A gain of $16 million was presented within Other expense on the Consolidated Statements of Earnings.

In November 2013, EEP sold one of its non-core liquids assets, a storage facility in Kansas, to an unrelated party for $41 million (US$40 million). A gain of $18 million (US$17 million) was presented within Other expense on the Consolidated Statements of Earnings.